Exhibit 99.2(a)

Loan Count:	162
Fields Reviewed	Discrepancy Count	Percentage
Appraised Value	2	1.23%
CLTV	1	0.62%
LTV	1	0.62%
Original FICO Score	2	1.23%
Origination/Note Date	6	3.70%
Originator Back-End DTI	6	3.70%
Property Type	4	2.47%
Total Reserves	80	49.38%